BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of Oblachny Retail (Details) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase price allocation
Goodwill		₽ 34,281	₽ 33,685	₽ 34,468
Oblachny Retail LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired	50.82%
Contingent consideration payable due (in months)	12 months
Purchase price allocation
Cash and cash equivalents	₽ 420
Current assets	23
Other intangible assets	181
Goodwill	524
Current liabilities	(123)
Liability under put option agreement over non-controlling interests	(402)
Other non-current liabilities	(33)
Contingent consideration	10
Additional contribution	420
Cash paid	160
Consideration transferred	₽ 590
Average remaining useful life of software		5 years
Litebox segment | Oblachny Retail LLC
Purchase price allocation
Goodwill		₽ 524
Call and put option agreement | Oblachny Retail LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Remaining stake to be acquired	49.18%